Cash and deposits with financial institutions (Tables)	6 Months Ended
Apr. 30, 2022
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Summary of Cash and Deposits with Financial Institutions

	As at
($ millions)	April 30 2022		January 31 2022		October 31 2021
Cash and non-interest-bearing deposits with financial institutions	$10,643		$10,563		$9,693
Interest-bearing deposits with financial institutions	75,267		88,490		76,630
Total	$85,910	(1)	$99,053	(1)	$86,323	(1)
(1)	Net of allowances of $2 (January 31, 2022 – $1; October 31, 2021 – $1).